Income tax - Summary of Reconciliation of Tax (Expense) Benefit and Accounting Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Adjustments in respect of income tax of previous years	$ 5,006	$ (2,282)	$ 1,724
Income tax (expense)/benefit reported in the consolidated statement of operations	(3,699)	(8,895)	4,827
Sweden
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Accounting loss before tax	(198,573)	(408,165)	(397,394)
At Sweden’s corporate income tax rate of 20.6% (21.4%)	40,906	84,082	81,863
Effect of tax rates in foreign jurisdictions	654	3,028	(803)
Non-taxable income	21	170	7
Non-deductible costs	(4,003)	(4,352)	(8,978)
Adjustments in respect of income tax of previous years	2,082	(2,282)	1,724
Change in unrecognized deferred taxes	(43,609)	(89,262)	(69,219)
Tax effect of changes in tax rates	3	(304)	112
Other	247	25	121
Income tax (expense)/benefit reported in the consolidated statement of operations	$ (3,699)	$ (8,895)	$ 4,827